ELECTRICITY CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2025
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
NOTE 3 – ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
AXIA Energia holds, directly or through its subsidiaries, jointly controlled entities and associate companies, electricity concessions in the generation and transmission segments:
I - Generation concessions and authorizations

Contract	Hydroelectric Power Plants (HPPs)	Installed capacity (MW)*	Location	Year
002/2022	Tucuruí	8,535	PA	2052
001/2022	Complexo de Paulo Afonso (Paulo Afonso I, II, III, IV e Apolonio Sales)	4,280	BA	2052
001/2008	Santo Antônio	3,568	RO	2047
001/2022	Xingó	3,162	SE	2052
003/2022	Itumbiara	2,082	MG	2052
002/2011	Teles Pires	1,820	PA	2047
001/2022	Luiz Gonzaga	1,480	PE	2052
003/2022	Marimbondo	1,440	MG	2052
005/2004	Serra da Mesa	1,275	GO	2046
003/2022	Furnas	1,216	MG	2052
001/2022	Sobradinho	1,050	BA	2052
003/2022	Estreito	1,050	SP	2052
128/2001	Foz do Chapecó	855	RS	2042
003/2022	Mascarenhas de Moraes	476	MG	2052
003/2022	Corumbá I	375	GO	2052
003/2006	Simplício - Anta	334	MG	2043
003/2022	Porto Colômbia	320	MG	2052
001/2011	Colíder	300	MT	2046
002/2019	Balbina	250	AM	2027
001/2022	Boa Esperança	237	PI	2052
005/2011	Samuel	217	RO	2032
010/2000	Manso	210	MT	2037
003/2022	Funil	216	RJ	2052
001/2006	Baguari	140	MG	2046
007/2006	Retiro Baixo	84	MG	2047
002/2022	Coaracy Nunes	78	AP	2052
004/2006	Passo São João	77	RS	2046
002/2006	Batalha	53	MG	2043
092/2002	São Domingos	48	MS	2039
002/2022	Curuá-Una	43	PA	2052
001/2022	Funil	30	BA	2052
Authorizing Resolution No. 15,388/2024¹	Jaguari	28	SP	NA¹
001/2022	Pedra	20	BA	2052
Total		35,349
 1 In accordance with ANEEL Ordinance No. 409, dated November 13, 2020, the provision of the Electric Power Generation Service commenced on January 1, 2021, and will continue until the assumption of operations by the concessionaire awarded the Hydroelectric Power Plant tender.

*Unaudited information

Contract	Small Hydroelectric Power Plants (SHPs)	Installed capacity (MW)*	Location	Year
374/2005	João Borges	19	SC	2039
186/2004	Barra do Rio Chapéu	15	SC	2038
006/2004	Curemas	4	PB	2026
Total		38
*Unaudited information

Contract	Wind Power Generation Plants (WPPs)	Installed capacity* (MW)	Location	Year
ANEEL Authorizing Resolution No. 12,495/2022	Coxilha Negra III	105	RS	2057
ANEEL Authorizing Resolution No. 12,494/2022	Coxilha Negra II	101	RS	2057
ANEEL Authorizing Resolution No. 12,496/2022	Coxilha Negra IV	97	RS	2057
ANEEL Ordinance No. 220/2014	Casa Nova II	33	BA	2049
ANEEL Ordinance No. 746/2010	Cerro Chato I	30	RS	2045
ANEEL Ordinance No. 747/2010	Cerro Chato II	30	RS	2045
ANEEL Ordinance No. 748/2010	Cerro Chato III	30	RS	2045
ANEEL Ordinance No. 204/2014	Coxilha Seca	30	RS	2049
ANEEL Dispatch No. 2,212/2019	Nossa Senhora de Fátima	30	CE	2047
ANEEL Ordinance No. 220/2014	Casa Nova III	28	BA	2049
ANEEL Authorizing Resolution No. 13,606/2023	Casa Nova B	27	BA	2058
ANEEL Authorizing Resolution No. 7,907/2019	Casa Nova I A	27	BA	2054
ANEEL Dispatch No. 2,213/2019	Jandaia	27	CE	2047
ANEEL Ordinance No. 388/2012	Caiçara I	27	RN	2042
ANEEL Authorizing Resolution No. 5,366/2015	Ibirapuitã	25	RS	2047
ANEEL Dispatch No. 2,214/2019	Jandaia I	24	CE	2047
ANEEL Ordinance No. 399/2012	Junco I	24	RN	2047
ANEEL Ordinance No. 417/2012	Junco II	24	RN	2047
ANEEL Dispatch No. 2,216/2019	São Januário	21	CE	2047
ANEEL Dispatch No. 2,215/2019	São Clemente	21	CE	2047
ANEEL Ordinance No. 418/2012	Caiçara II	18	RN	2047
ANEEL Ordinance No. 219/2014	Coqueirinho 2	16	BA	2049
ANEEL Ordinance No. 286/2014	Tamanduá Mirim 2	16	BA	2049
ANEEL Ordinance No. 152/2014	Angical 2	10	BA	2049
ANEEL Ordinance No. 154/2014	Caititu 2	10	BA	2049
ANEEL Ordinance No. 177/2014	Caititu 3	10	BA	2049
ANEEL Ordinance No. 174/2014	Carcará	10	BA	2049
ANEEL Ordinance No. 176/2014	Corrupião 3	10	BA	2049
ANEEL Dispatch No. 1,207/2017	Papagaio	10	BA	2049
ANEEL Ordinance No. 210/2014	Capão do Inglês	10	RS	2049
ANEEL Ordinance No. 153/2014	Teiú 2	8	BA	2049
ANEEL Ordinance No. 192/2014	Galpões	8	RS	2049
ANEEL Ordinance No. 150/2014	Acauã	6	BA	2049
ANEEL Ordinance No. 151/2014	Arapapá	4	BA	2049
Total		907
*Unaudited information

Contract	Hydroelectric Power Plants (HPPs)	Ownership interest (%)	Installed capacity (MW)*	Location	Year
001/2010	Belo Monte	49.98	11,233	PA	2046
002/2008	Jirau	40.00	3,750	RO	2045
003/2014	Três Irmãos	49.90	808	SP	2044
002/2014	São Manoel	33.33	700	PA	2049
130/2001	Peixe Angical	40.00	499	TO	2042
001/2014	Sinop	49.00	402	MT	2050
129/2001	Serra do Facão	54.01	213	GO	2040
Total			17,605
*Unaudited information

Contract	Solar Power Generation Plant (SPP)	Installed capacity (MW)*	Location	Year
ANEEL Dispatch No. 613/2014	Megawatt Solar	105	RS	N/A
*Unaudited information

II - Electricity transmission concessions – corporate

Contract¹	Adjustment index	No. of substations	Km	RAP for the 2025/2026 Cycle*	Start	End
062/2001	IPCA	69	19,847	6,383,644	2013	2043
061/2001	IPCA	121	19,385	4,191,502	2023	2051
058/2001	IPCA	51	8,841	2,236,189	2013	2043
057/2001	IPCA	54	8,898	1,163,364	2013	2043
012/2009	IPCA	2	111	336,441	2013	2039
034/2001	IGPM	2	665	269,995	2003	2031
020/2012	IPCA	5	473	174,767	2015	2042
010/2005	IGPM	4	376	164,369	2016	2035
010/2009	IPCA	2	50	114,617	2022	2039
021/2009	IPCA	7	986	105,227	2015	2039
004/2012	IPCA	6	783	102,838	2014	2042
008/2011	IPCA	5	286	102,290	2015	2041
004/2004	IGPM	3	372	89,213	2005	2034
019/2012	IPCA	3	60	67,241	2015	2042
022/2009	IPCA	3	547	58,167	2011	2039
004/2013	IPCA	2	297	57,542	2016	2043
004/2010	IPCA	4	34	54,290	2023	2053
014/2013	IPCA	1	163	53,223	2017	2043
017/2009	IPCA	5	96	49,318	2009	2039
005/2012	IPCA	4	42	36,049	2019	2042
006/2009	IPCA	3	49	34,762	2009	2039
019/2010	IPCA	7	321	33,624	2010	2040
001/2009	IPCA	2	95	33,336	2009	2039
007/2005	IGPM	2	208	33,047	2007	2035
007/2014	IPCA	6	275	32,170	2018	2044
011/2010	IPCA	4	—	31,731	2013	2040
005/2006	IPCA	2	257	31,692	2006	2036

Contract¹	Adjustment index	No. of substations	Km	RAP for the 2025/2026 Cycle*	Start	End
007/2006	IPCA	3	71	29,086	2006	2036
016/2012	IPCA	1	—	25,172	2016	2042
002/2009	IPCA	1	—	23,881	2010	2039
010/2007	IPCA	2	95	23,567	2007	2037
018/2012	IPCA	6	208	22,939	2020	2042
010/2011	IPCA	3	65	21,219	2016	2034
017/2011	IPCA	2	46	20,628	2017	2041
017/2012	IPCA	2	—	17,642	2018	2042
006/2005	IGPM	2	90	17,550	2010	2035
028/2009	IPCA	3	187	17,511	2016	2039
007/2010	IPCA	1	—	16,945	2012	2040
013/2010	IPCA	1	—	16,667	2010	2040
003/2009	IPCA	2	180	15,972	2009	2039
007/2008	IPCA	2	36	15,726	2008	2038
012/2007	IPCA	4	316	15,476	2007	2037
014/2012	IPCA	2	30	15,389	2016	2042
002/2011	IPCA	3	231	15,262	2022	2056
020/2010	IPCA	2	115	14,728	2014	2040
009/2011	IPCA	2	64	13,277	2017	2041
006/2010	IPCA	2	95	12,796	2018	2040
014/2008	IPCA	2	145	12,510	2008	2038
021/2010	IPCA	2	91	11,999	2010	2032
018/2009	IPCA	2	145	11,250	2009	2039
004/2011	IPCA	1	—	9,992	2013	2041
014/2010	IPCA	1	—	9,642	2016	2040
012/2011	IPCA	2	—	9,606	2016	2041
004/2008	IPCA	2	238	9,504	2008	2038
009/2010	IPCA	2	59	8,388	2014	2040
005/2009	IPCA	1	—	8,182	2010	2039
005/2008	IPCA	3	110	7,325	2008	2038
008/2005	IGPM	2	120	7,173	2009	2035
014/2011	IPCA	2	51	6,340	2018	2041
012/2010	IPCA	3	37	5,890	2013	2040
008/2014	IPCA	1	—	4,919	2016	2044
013/2011	IPCA	1	—	3,072	2013	2041
Total		452	66,342	16,537,871
¹ Only lines in operation. * The RAP values for the 2025/2026 cycle, established through Homologation Resolution No. 3,481/2025, are stated at June 2025 prices.

Contract	Adjustment Index	No. of Substations	Km¹	RAP for the 2025/2026 Cycle²	Start	End
Auction No. 004/2025 – Lot 6A¹	IPCA	1	—	—	2029	2056²
Auction No. 004/2025 – Lot 7A¹	IPCA	1	—	—	2029	2056²
Auction No. 004/2025 – Lot 6B¹	IPCA	1	—	—	2029	2056²
Auction No. 004/2025 – Lot 7B¹	IPCA	1	—	—	2029	2056²
008/2024	IPCA	11	1,116	319,866	2029	2054
004/2024	IPCA	4	534	157,030	2029	2054
006/2024	IPCA	9	337	92,983	2029	2054
009/2023	IPCA	1	300	77,896	2028	2053
012/2024	IPCA	1	12	8,437	2027	2054
Total		30	2,299	656,212
¹ The commercial arrangements of the projects acquired in the auction will be further defined upon the execution of the Concession Agreement. ² The RAP values for the 2025/2026 cycle, established through Homologation Resolution No. 3,481/2025, are stated at June 2025 prices.
III - Electricity transmission concessions – SPEs

Contract	SPE (Jointly Controlled Subsidiaries)	Ownership Interest (%)	Adjustment Index	RAP for the 2025/2026 Cycle	Start	End
014/2014	Belo Monte Transmissora de Energia S.A	49.00	IPCA	410,610	2014	2044
013/2009	Interligação Elétrica do Madeira S.A.	49.00	IPCA	408,366	2009	2039
003/2012	Transnorte Energia S.A.	64.61	IPCA	210,274	2012	2042
005/2004	STN - Sistema de Transmissão Nordeste S.A.	49.00	IGP-M	125,100	2004	2034
022/2011	Interligação Elétrica Garanhuns S.A.	49.00	IPCA	91,380	2011	2041
007/2013	Paranaíba Transmissora de Energia S.A.	24.50	IPCA	48,940	2013	2043
002/2010	Goiás Transmissão S.A.	49.00	IPCA	36,068	2010	2040
008/2010	MGE Transmissão S.A.	49.00	IPCA	16,900	2010	2040
009/2009	Transenergia Renovável S.A.	49.00	IPCA	10,930	2009	2039
024/2009	Transenergia São Paulo S.A.	49.00	IPCA	3,410	2009	2039
Total				1,361,978
¹ Concessions are listed in Note 40 – Held for Sale.